Operating Segments (Details 1) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reconciliation of operating income (loss) to income from continuing operations before income tax:
Operating income from segments	$ 48.9	$ 60.3	$ 51.4	$ 36.5	$ 20.4	$ 40.8	$ 32.4	$ 34.8	$ 197.1	$ 128.4	$ 169.2
Non-operating income and expense									(170.5)	(130.2)	(195.1)
Income (loss) from continuing operations before income taxes									$ 26.6	$ (1.8)	$ (25.9)